Property, Plant, & Equipment - Summary of Property, Plant, and Equipment (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, plant, and equipment, gross	$ 525,049	$ 525,049	$ 525,049
Less accumulated depreciation	(65,188)	(54,988)	(39,536)
Property, plant, and equipment, net	459,861	470,061	485,513
Land [Member]
Property, plant, and equipment, gross	114,200	114,200	114,200
Building [Member]
Property, plant, and equipment, gross	305,800	305,800	305,800
Machinery and Equipment [Member]
Property, plant, and equipment, gross	66,264	66,264	66,264
Computer/Office Equipment [Member]
Property, plant, and equipment, gross	$ 38,785	$ 38,785	$ 38,785